Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	26,151.01
Total Transaction Valuation	189,362,856
Total Offset Amount	0
Net Fee	$ 26,151.01